Asset Retirement Obligations	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
15.
Asset Retirement Obligations
AROs consist primarily of costs to remove solar energy system assets at the end of their useful lives and costs to restore the solar energy system sites to the original condition, which are estimated based on current market rates. The following table presents the changes in AROs as recorded in other long-term liabilities in the consolidated balance sheets:

	For the year ended December 31,
	2020	2019
Balance at beginning of period	$683	$352
Additional obligations incurred	3,689	288
Accretion expense	74	43

Balance at end of period	$4,446	$683